CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 2,673	$ 225
Restricted bank deposit	85
Trade receivables (net of allowance for doubtful accounts of $ 2,084 and $ 1,726 as of December 31, 2013 and 2012, respectively)	3,096	1,598
Deferred tax short term	2,183	516
Other accounts receivable and prepaid expenses (Note 3)	3,365	311
Inventories, net (Note 4)	707	280
Total current assets	12,109	2,930
Severance pay fund	294	203
Deferred tax long term	3,930	517
Customer Contracts	8,100
Software and other IP	6,210
Goodwill	889
Property and equipment, net (Note 6)	176	93
Total assets	31,708	3,743
CURRENT LIABILITIES:
Short-term bank credit	1	101
Trade payables	1,689	1,780
Employees and payroll accruals	419	138
Related parties	434	387
Accrued expenses and other liabilities (Note 8)	3,636	390
Short-term liability for future earn-out	1,978
Total current liabilities	8,157	2,796
LONG-TERM LIABILITIES:
Long-term liability for future earn-out	3,760
Accrued severance pay	399	236
Total long-term liabilities	4,159	236
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.25 par value - Authorized 15,000,000 shares; Issued and outstanding: 13,284,144 and 8,651,703 shares as of December 31, 2013 and 2012, respectively	904	574
Additional paid-in capital	55,530	43,518
Amount of liability extinguished on account of shares		127
Accumulated deficit	(37,042)	(43,508)
Total shareholders' equity	19,392	711
Total liabilities and shareholders' equity	$ 31,708	$ 3,743